Segments and Geographical Information	12 Months Ended
Dec. 31, 2017
Segments and Geographical Information [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 18:-	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2017, 2016 and 2015 were as follows:

	RFID and Mobile Solutions(BOS-Dimex)	Supply Chain Solutions (BOS-Odem)	Intercompany	Consolidated

2017
Revenues	$13,666	$15,495	$(229)	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Assets related to segment	$5,456	$229	$-	$5,685

2016
Revenues	$12,197	$15,291	$(61)	$27,427
Gross profit	$2,888	$2,427	$-	$5,315
Assets related to segment	$5,308	$120	$-	$5,428

2015
Revenues	$9,270	$16,336	$(7)	$25,599
Gross profit	$2,608	$2,529	$-	$5,137
Assets related to segment	$4,753	$159	$-	$4,912

b.	The following presents total revenues for the years 2017, 2016 and 2015 based on the location of customers and long- lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2017		2016		2015
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$21,870	$651	$20,619	$514	$19,044	$480
India	4,497	-	3,119	-	3,140	-
Far East	1,416	-	2,964	-	1,390	-
America	918	-	411	-	855	-
Europe	231	-	314	-	1,170	-

	$28,932	$651	$27,427	$514	$25,599	$480

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2017	2016	2015

Customer A (Supply Chain Segment)	-	-	13%